Note 10 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest rate – Unrealized gain	$ (2,885)	$ 5,154
Not Designated as Hedging Instrument [Member]
Interest rate – Unrealized gain	(2,885)	5,154
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Fair Value [Member]
Interest rate – Unrealized gain	41,435	142,216
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Interest rate – Unrealized gain	$ (44,320)	$ (137,062)